Short-term Borrowings	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Short-term Borrowings
9.
Short-term borrowings

The Group entered into primarily one-year credit facilities with several Chinese commercial banks that provide revolving line of credit for the Group.

In 2024, the Group drew-down RMB844,627 at the weighted average interest rate of 3.33% per annum and repaid short-term bank borrowings upon maturity in the amount of RMB969,558.

In 2025, the Group drew-down RMB563,855 at the weighted average interest rate of 2.35% per annum and repaid short-term bank borrowings upon maturity in the amount of RMB466,000.

As of December 31, 2024 and 2025, the remaining balance of these loan agreements was RMB225,000 (of which RMB35,000 was unsecured and unguaranteed) and RMB322,855 respectively, at weighted average interest rate of 3.02% and 2.19% per annum, respectively.

As of December 31, 2025, the Group had unused primarily one-year revolving credit facilities with several Chinese commercial banks to borrow up to RMB852,145 for working capital needs.